Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

March 4, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Security Equity Separate Account Twenty-Six
File No. 811-08888

Ladies and Gentlemen:

The Annual Reports dated December 31, 2021 of the underlying funds are incorporated herein by reference as the reports transmitted to contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rules 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Life Insurance Company